Segmented information (Tables)	12 Months Ended
Dec. 31, 2025
Segmented Information
Schedule of non-current Assets

	December 31, 2025	December 31, 2024
Canada	$184,514	$265,626
United States	-	6,568,840
Mexico	5,931	6,176
	$190,445	$6,840,642